Additional Paid-In Capital (Summary Of Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Additional Paid-In Capital [Abstract]
Number of options, Outstanding	2,882,500	3,102,500	3,195,000
Granted, Number of options (in shares)	985,000	600,000
Number of options, Exercised (in shares)	(450,000)	(32,500)
Number of options, Expired or Forfeited (in shares)	(755,000)	(660,000)
Number of options, Exercisable (in shares)	2,143,750
Weighted average exercise price per share, Outstanding (in dollars per share)	$ 1.79	$ 2.80	$ 3.27
Weighted average exercise price per option, Granted (in dollars per share)	$ 0.36	$ 2.97
Weighted average exercise price per option, Exercised (in dollars per share)	$ 3.07	$ 2.90
Weighted average exercise price per option, Expired	$ 3.32	$ 2.80
Weighted average exercise price per share, Exercisable (in dollars per share)	$ 2.29
Weighted average remaining contractual term, Outstanding	3 years 26 days	2 years 8 months 5 days	2 years 8 months 23 days
Weighted average remaining contractual term, Exercisable	2 years 4 months 24 days
Aggregate intrinsic value, Outstanding	$ 54	$ 637	$ 1,039
Aggregate intrinsic value, Exercisable	$ 13